Segment reporting	12 Months Ended
Dec. 31, 2017
Disclosure Segment Reporting [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory

Note 2a Segment reporting

The operational structure of the Group as of 31 December 2017 was comprised of Corporate Center and five business divisions: Wealth Management, Wealth Management Americas, Personal & Corporate Banking, Asset Management and the Investment Bank.

Wealth Management

Wealth Management provides comprehensive advice and tailored financial services to wealthy private clients around the world, except those served by Wealth Management Americas. Its clients benefit from the full spectrum of resources that UBS as a global firm can offer, including banking and lending solutions, wealth planning, investment management solutions and corporate finance advice. Wealth Management’s guided architecture model gives clients access to a wide range of products from the world’s leading third-party institutions that complement its own products.

Wealth Management Americas

Wealth Management Americas provides advice-based solutions through financial advisors who deliver a fully integrated set of products and services specifically designed to address the needs of their clients. Its business is primarily domestic US but includes Canada and international clients booked in the US.

Personal & Corporate Banking

Personal & Corporate Banking provides comprehensive financial products and services to private, corporate and institutional clients in Switzerland and is among the leading players in the private and corporate loan market in Switzerland, with a well-collateralized and conservatively managed lending portfolio.

Its business is central to UBS’s universal bank delivery model in Switzerland. Personal & Corporate Banking works with the wealth management, investment bank and asset management businesses to help clients receive the best products and solutions for their specific financial needs. Personal & Corporate Banking is also an important source of growth for the other business divisions in Switzerland through client referrals. In addition, Personal & Corporate Banking manages a substantial part of UBS’s Swiss infrastructure and banking products platform, both of which are leveraged across the Group.

Asset Management

Asset Management is a large-scale and diversified asset manager, with an onshore presence in 23 countries. It offers investment capabilities and investment styles across all major traditional and alternative asset classes, as well as platform solutions and advisory support, to institutions, wholesale intermediaries and wealth management clients around the world.

Investment Bank

The Investment Bank provides investment advice, financial solutions and capital market access in over 35 countries, with principal offices in all major financial centers. It serves corporate, institutional and wealth management clients across the globe and partners with UBS’s wealth management, personal and corporate banking and asset management businesses.

The business division is organized into Corporate Client Solutions and Investor Client Services and also includes UBS Securities Research.

Corporate Center

Corporate Center provides services to the Group through the reporting units Corporate Center – Services and Group Asset and Liability Management (Group ALM). Corporate Center also includes the Non-core and Legacy Portfolio unit.

Services consists of the Group Chief Operating Officer area (Group Corporate Services, Group Human Resources, Group Operations, Group Sourcing and Group Technology), Group Finance (excluding Group ALM), Group Legal, Group Risk Control, Group Communications & Branding, Group Regulatory & Governance, and UBS and Society.

Group ALM manages the structural risks of UBS’s balance sheet, including interest rate risk in the banking book, currency risk and collateral risk, as well as the risks associated with the Group’s liquidity and funding portfolios. Group ALM also seeks to optimize the Group’s financial performance by matching assets and liabilities within the context of the Group’s liquidity, funding and capital targets and constraints. Group ALM serves all business divisions and other Corporate Center units through three main risk management areas, and its risk management is fully integrated into the Group’s risk governance framework.

Non-core and Legacy Portfolio manages legacy positions from businesses exited by the Investment Bank, and is overseen by a committee chaired by the Group Chief Risk Officer.

	WealthManagement	WealthManagementAmericas	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
CHF million						Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2017
Net interest income	2,088	1,561	1,916	(32)	1,194	(348)	126	23	6,528
Non-interest income	5,285	6,676	1,772	2,058	6,891	75	(137)	48	22,667
Allocations from CC Group ALM	256	115	181	18	(344)	120	(264)	(83)	0
Income[1]	7,629	8,353	3,869	2,044	7,740	(153)	(276)	(11)	29,195
Credit loss (expense) / recovery	(4)	(4)	(19)	0	(90)	0	0	(11)	(128)
Total operating income	7,625	8,349	3,850	2,044	7,651	(153)	(276)	(22)	29,067
Personnel expenses	2,354	5,173	836	716	2,949	3,785	34	43	15,889
General and administrative expenses	594	644	290	231	662	4,247	26	114	6,808
Services (to) / from CC and other BDs	2,372	1,282	1,133	514	2,769	(8,281)	(13)	224	0
of which: services from CC Services	2,294	1,262	1,227	551	2,676	(8,345)	142	194	0
Depreciation and impairment of property, equipment and software	3	2	13	1	10	1,004	0	0	1,033
Amortization and impairment of intangible assets[2]	7	41	0	3	12	7	0	0	70
Total operating expenses[3]	5,330	7,141	2,272	1,466	6,402	762	47	381	23,800
Operating profit / (loss) before tax	2,295	1,208	1,578	578	1,249	(914)	(322)	(403)	5,268
Tax expense / (benefit)									4,139
Net profit / (loss)									1,128
Additional Information
Total assets	123,003	67,071	135,556	14,269	262,931	20,875	245,737	46,200	915,642
Additions to non-current assets	89	27	15	1	3	1,573	0	0	1,707
1 Impairments of financial assets available for sale for the year ended 31 December 2017 totaled CHF 15 million, of which CHF 13 million was recorded in Asset Management. 2 Refer to Note 15 for more information. 3 Refer to Note 30 for information on restructuring expenses.

	WealthManagement	WealthManagementAmericas	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
CHF million						Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2016
Net interest income	1,932	1,347	1,892	(33)	1,006	(322)	589	3	6,413
Non-interest income	4,975	6,320	1,768	1,957	6,953	183	(295)	84	21,944
Allocations from CC Group ALM	389	118	332	7	(260)	36	(512)	(110)	0
Income[1]	7,296	7,785	3,990	1,931	7,699	(102)	(219)	(23)	28,357
Credit loss (expense) / recovery	(5)	(3)	(6)	0	(11)	0	0	(13)	(37)
Total operating income	7,291	7,782	3,984	1,931	7,688	(102)	(219)	(36)	28,320
Personnel expenses	2,349	4,819	845	727	3,082	3,801	31	66	15,720
General and administrative expenses	640	570	285	241	805	4,145	17	732	7,434
Services (to) / from CC and other BDs	2,348	1,235	1,080	506	2,765	(8,164)	(49)	280	0
of which: services from CC Services	2,256	1,221	1,186	530	2,675	(8,204)	110	225	0
Depreciation and impairment of property, equipment and software	2	2	15	1	21	944	0	0	985
Amortization and impairment of intangible assets[2]	4	50	0	4	12	21	0	0	91
Total operating expenses[3]	5,343	6,675	2,224	1,479	6,684	747	(1)	1,078	24,230
Operating profit / (loss) before tax	1,948	1,107	1,760	452	1,004	(849)	(218)	(1,114)	4,090
Tax expense / (benefit)									805
Net profit / (loss)									3,286
Additional Information
Total assets	115,539	65,882	139,912	12,028	242,302	23,669	267,200	68,485	935,016
Additions to non-current assets	26	4	23	1	3	1,759	0	0	1,816
1 Impairments of financial assets available for sale for the year ended 31 December 2016 totaled CHF 5 million, of which CHF 3 million was recorded in Asset Management. 2 Refer to Note 15 for more information. 3 Refer to Note 30 for information on restructuring expenses.

	WealthManagement	WealthManagementAmericas	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
CHF million						Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2015
Net interest income	1,825	1,067	1,890	(34)	1,573	(340)	730	21	6,732
Non-interest income	5,859	6,213	1,603	2,077	7,526	435	378	(101)	23,990
Allocations from CC Group ALM	471	104	421	15	(211)	145	(832)	(114)	0
Income[1]	8,155	7,384	3,913	2,057	8,889	241	277	(195)	30,722
Credit loss (expense) / recovery	0	(4)	(37)	0	(68)	0	0	(8)	(117)
Total operating income	8,155	7,381	3,877	2,057	8,821	241	277	(203)	30,605
Personnel expenses	2,532	4,579	873	729	3,220	3,903	30	116	15,981
General and administrative expenses	637	822	264	232	841	4,483	22	806	8,107
Services (to) / from CC and other BDs	2,289	1,209	1,077	502	2,817	(8,215)	(57)	379	0
of which: services from CC Services	2,209	1,193	1,180	523	2,731	(8,245)	96	313	0
Depreciation and impairment of property, equipment and software	5	3	17	2	26	868	0	0	920
Amortization and impairment of intangible assets[2]	3	51	0	8	24	21	0	0	107
Total operating expenses[3]	5,465	6,663	2,231	1,474	6,929	1,059	(5)	1,301	25,116
Operating profit / (loss) before tax	2,689	718	1,646	584	1,892	(818)	282	(1,503)	5,489
Tax expense / (benefit)									(898)
Net profit / (loss)									6,386
Additional Information
Total assets	119,850	60,993	141,164	12,874	253,486	22,566	237,517	94,369	942,819
Additions to non-current assets	6	4	14	1	18	1,851	0	1	1,895
1 Impairments of financial assets available for sale for the year ended 31 December 2015 totaled CHF 1 million, all in Wealth Management. 2 Refer to Note 15 for more information. 3 Refer to Note 30 for information on restructuring expenses.

Note 2b Segment reporting by geographic location

The operating regions shown in the table below correspond to the regional management structure of the Group. The allocation of operating income to these regions reflects, and is consistent with, the basis on which the business is managed and its performance is evaluated. These allocations involve assumptions and judgments that management considers to be reasonable, and may be refined to reflect changes in estimates or management structure. The main principles of the allocation methodology are that client revenues are attributed to the domicile of the client and trading and portfolio management revenues are attributed to the country where the risk is managed. This revenue attribution is consistent with the mandate of the regional Presidents. Certain revenues, such as those related to Corporate Center – Non-core and Legacy Portfolio, are managed at a Group level. These revenues are included in the Global line.

The geographic analysis of non-current assets is based on the location of the entity in which the assets are recorded.

For the year ended 31 December 2017
	Total operating income		Total non-current assets
	CHF billion	Share %	CHF billion	Share %
Americas	12.0	41	7.2	44
of which: USA	11.4	39	6.7	41
Asia Pacific	4.7	16	0.8	5
Europe, Middle East and Africa	6.0	21	1.9	12
Switzerland	6.9	24	6.4	40
Global	(0.4)	(1)	0.0	0
Total	29.1	100	16.2	100

For the year ended 31 December 2016
	Total operating income[1]		Total non-current assets
	CHF billion	Share %	CHF billion	Share %
Americas	11.5	41	7.4	47
of which: USA	11.0	39	7.0	44
Asia Pacific	4.2	15	0.7	4
Europe, Middle East and Africa	6.1	22	1.8	11
Switzerland	6.9	24	6.0	38
Global	(0.5)	(2)	0.0	0
Total	28.3	100	15.9	100

For the year ended 31 December 2015
	Total operating income[1]		Total non-current assets
	CHF billion	Share %	CHF billion	Share %
Americas	11.2	37	7.1	47
of which: USA	10.5	34	6.7	44
Asia Pacific	5.1	17	0.5	3
Europe, Middle East and Africa	6.8	22	1.7	11
Switzerland	7.2	24	5.9	39
Global	0.4	1	0.0	0
Total	30.6	100	15.2	100
1 The geographical allocation of Total operating income has been restated to reflect a refinement in the allocation methodology.

UBS AG
Disclosure Segment Reporting [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory

Note 2a Segment reporting

The operational structure of UBS AG as of 31 December 2017 was comprised of Corporate Center and five business divisions: Wealth Management, Wealth Management Americas, Personal & Corporate Banking, Asset Management and the Investment Bank.

Wealth Management

Wealth Management provides comprehensive advice and tailored financial services to wealthy private clients around the world, except those served by Wealth Management Americas. Its clients benefit from the full spectrum of resources that UBS AG as a global firm can offer, including banking and lending solutions, wealth planning, investment management solutions and corporate finance advice. Wealth Management’s guided architecture model gives clients access to a wide range of products from the world’s leading third-party institutions that complement its own products.

Wealth Management Americas

Wealth Management Americas provides advice-based solutions through financial advisors who deliver a fully integrated set of products and services specifically designed to address the needs of their clients. Its business is primarily domestic US but includes Canada and international clients booked in the US.

Personal & Corporate Banking

Personal & Corporate Banking provides comprehensive financial products and services to private, corporate and institutional clients in Switzerland and is among the leading players in the private and corporate loan market in Switzerland, with a well-collateralized and conservatively managed lending portfolio.

Its business is central to UBS AG’s universal bank delivery model in Switzerland. Personal & Corporate Banking works with the wealth management, investment bank and asset management businesses to help clients receive the best products and solutions for their specific financial needs. Personal & Corporate Banking is also an important source of growth for the other business divisions in Switzerland through client referrals. In addition, Personal & Corporate Banking manages a substantial part of UBS AG’s Swiss infrastructure and banking products platform, both of which are leveraged across UBS AG.

Asset Management

Asset Management is a large-scale and diversified asset manager, with an onshore presence in 23 countries. It offers investment capabilities and investment styles across all major traditional and alternative asset classes, as well as platform solutions and advisory support, to institutions, wholesale intermediaries and wealth management clients around the world.

Investment Bank

The Investment Bank provides investment advice, financial solutions and capital market access in over 35 countries, with principal offices in all major financial centers. It serves corporate, institutional and wealth management clients across the globe and partners with UBS AG’s wealth management, personal and corporate banking and asset management businesses.

The business division is organized into Corporate Client Solutions and Investor Client Services and also includes UBS AG Securities Research.

Corporate Center

Corporate Center provides services to the Group through the reporting units Corporate Center – Services and Group Asset and Liability Management (Group ALM). Corporate Center also includes the Non-core and Legacy Portfolio unit.

Services consists of the Group Chief Operating Officer area (Group Corporate Services, Group Human Resources, Group Operations, Group Sourcing and Group Technology), Group Finance (excluding Group ALM), Group Legal, Group Risk Control, Group Communications & Branding, Group Regulatory & Governance, and UBS and Society.

Group ALM manages the structural risks of UBS AG’s balance sheet, including interest rate risk in the banking book, currency risk and collateral risk, as well as the risks associated with UBS AG’s liquidity and funding portfolios. Group ALM also seeks to optimize UBS AG’s financial performance by matching assets and liabilities within the context of UBS AG’s liquidity, funding and capital targets and constraints. Group ALM serves all business divisions and other Corporate Center units through three main risk management areas, and its risk management is fully integrated into UBS AG’s risk governance framework.

Non-core and Legacy Portfolio manages legacy positions from businesses exited by the Investment Bank, and is overseen by a committee chaired by the Group Chief Risk Officer.

	WealthManagement	WealthManagementAmericas	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
CHF million						Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2017
Net interest income	2,088	1,562	1,916	(32)	1,194	(354)	83	23	6,480
Non-interest income	5,286	6,676	1,772	2,058	6,891	464	(68)	48	23,127
Allocations from CC Group ALM	256	115	181	18	(344)	120	(264)	(83)	0
Income[1]	7,629	8,353	3,869	2,044	7,741	231	(249)	(11)	29,606
Credit loss (expense) / recovery	(4)	(4)	(19)	0	(90)	0	0	(11)	(128)
Total operating income	7,626	8,349	3,850	2,044	7,651	231	(249)	(22)	29,479
Personnel expenses	2,355	5,177	833	716	2,950	2,565	34	43	14,673
General and administrative expenses	605	677	294	234	715	6,147	26	113	8,811
Services (to) / from CC and other BDs	2,372	1,281	1,131	512	2,767	(8,274)	(13)	224	0
of which: services from CC Services	2,294	1,262	1,224	549	2,674	(8,338)	142	194	0
Depreciation and impairment of property, equipment and software	3	2	13	1	10	899	0	0	928
Amortization and impairment of intangible assets[2]	7	41	0	3	12	7	0	0	70
Total operating expenses[3]	5,342	7,178	2,271	1,466	6,453	1,344	47	380	24,481
Operating profit / (loss) before tax	2,284	1,171	1,579	578	1,198	(1,113)	(296)	(403)	4,998
Tax expense / (benefit)									4,077
Net profit / (loss)									921
Additional Information
Total assets	123,003	67,071	135,587	14,270	263,046	19,447	247,739	46,200	916,363
Additions to non-current assets	89	27	15	1	3	1,478	0	0	1,612
1 Impairments of financial assets available for sale for the year ended 31 December 2017 totaled CHF 15 million, of which CHF 13 million was recorded in Asset Management. 2 Refer to Note 15 for more information. 3 Refer to Note 30 for information on restructuring expenses.

	WealthManagement	WealthManagementAmericas	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
CHF million						Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2016
Net interest income	1,932	1,347	1,892	(33)	1,006	(322)	559	3	6,383
Non-interest income	4,975	6,320	1,768	1,957	6,951	250	(229)	84	22,075
Allocations from CC Group ALM	389	118	332	7	(260)	36	(512)	(110)	0
Income[1]	7,296	7,785	3,990	1,931	7,697	(36)	(183)	(23)	28,458
Credit loss (expense) / recovery	(5)	(3)	(6)	0	(11)	0	0	(13)	(37)
Total operating income	7,291	7,782	3,984	1,931	7,686	(36)	(183)	(36)	28,421
Personnel expenses	2,348	4,819	843	727	3,081	3,674	31	66	15,591
General and administrative expenses	653	597	286	242	852	4,312	17	731	7,690
Services (to) / from CC and other BDs	2,348	1,235	1,079	505	2,757	(8,156)	(49)	280	0
of which: services from CC Services	2,256	1,221	1,186	530	2,667	(8,196)	110	225	0
Depreciation and impairment of property, equipment and software	2	2	15	1	21	938	0	0	980
Amortization and impairment of intangible assets[2]	4	50	0	4	12	21	0	0	91
Total operating expenses[3]	5,355	6,702	2,224	1,480	6,724	790	(1)	1,077	24,352
Operating profit / (loss) before tax	1,936	1,081	1,761	451	962	(826)	(182)	(1,113)	4,069
Tax expense / (benefit)									781
Net profit / (loss)									3,288
Additional Information
Total assets	115,539	65,882	139,945	12,026	242,388	23,813	267,275	68,485	935,353
Additions to non-current assets	26	4	23	1	3	1,741	0	0	1,798
1 Impairments of financial assets available for sale for the year ended 31 December 2016 totaled CHF 5 million, of which CHF 3 million was recorded in Asset Management. 2 Refer to Note 15 for more information. 3 Refer to Note 30 for information on restructuring expenses.

	WealthManagement	WealthManagementAmericas	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
CHF million						Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2015
Net interest income	1,825	1,067	1,890	(34)	1,573	(337)	724	21	6,729
Non-interest income	5,859	6,213	1,603	2,077	7,525	434	383	(101)	23,993
Allocations from CC Group ALM	471	104	421	15	(211)	145	(832)	(114)	0
Income[1]	8,155	7,384	3,913	2,057	8,889	243	275	(195)	30,721
Credit loss (expense) / recovery	0	(4)	(37)	0	(68)	0	0	(8)	(117)
Total operating income	8,155	7,381	3,876	2,057	8,821	243	275	(203)	30,605
Personnel expenses	2,532	4,579	873	729	3,220	3,875	30	116	15,954
General and administrative expenses	650	848	264	233	882	4,517	21	804	8,219
Services (to) / from CC and other BDs	2,289	1,209	1,077	502	2,816	(8,214)	(57)	379	0
of which: services from CC Services	2,209	1,193	1,180	523	2,730	(8,243)	96	313	0
Depreciation and impairment of property, equipment and software	5	3	17	2	26	866	0	0	918
Amortization and impairment of intangible assets[2]	3	51	0	8	24	21	0	0	107
Total operating expenses[3]	5,478	6,689	2,231	1,475	6,969	1,065	(6)	1,298	25,198
Operating profit / (loss) before tax	2,676	692	1,646	583	1,852	(822)	281	(1,501)	5,407
Tax expense / (benefit)									(908)
Net profit / (loss)									6,314
Additional Information
Total assets	119,850	60,993	141,174	12,874	253,571	22,866	237,560	94,369	943,256
Additions to non-current assets	6	4	14	1	18	1,844	0	1	1,888
1 Impairments of financial assets available for sale for the year ended 31 December 2015 totaled CHF 1 million, all in Wealth Management. 2 Refer to Note 15 for more information. 3 Refer to Note 30 for information on restructuring expenses.

Note 2b Segment reporting by geographic location

The operating regions shown in the table below correspond to the regional management structure of UBS AG. The allocation of operating income to these regions reflects, and is consistent with, the basis on which the business is managed and its performance is evaluated. These allocations involve assumptions and judgments that management considers to be reasonable, and may be refined to reflect changes in estimates or management structure. The main principles of the allocation methodology are that client revenues are attributed to the domicile of the client and trading and portfolio management revenues are attributed to the country where the risk is managed. This revenue attribution is consistent with the mandate of the regional Presidents. Certain revenues, such as those related to Corporate Center – Non-core and Legacy Portfolio, are managed at a global level. These revenues are included in the Global line.

The geographic analysis of non-current assets is based on the location of the entity in which the assets are recorded.

For the year ended 31 December 2017
	Total operating income		Total non-current assets
	CHF billion	Share %	CHF billion	Share %
Americas	12.0	41	7.2	47
of which: USA	11.4	39	6.7	44
Asia Pacific	4.7	16	0.7	5
Europe, Middle East and Africa	6.0	20	1.6	10
Switzerland	6.9	23	5.9	38
Global	0.0	0	0.0	0
Total	29.5	100	15.4	100

For the year ended 31 December 2016
	Total operating income[1]		Total non-current assets
	CHF billion	Share %	CHF billion	Share %
Americas	11.5	40	7.4	47
of which: USA	11.0	39	7.0	44
Asia Pacific	4.2	15	0.6	4
Europe, Middle East and Africa	6.1	21	1.8	11
Switzerland	6.9	24	6.0	38
Global	(0.3)	(1)	0.0	0
Total	28.4	100	15.8	100

For the year ended 31 December 2015
	Total operating income[1]		Total non-current assets
	CHF billion	Share %	CHF billion	Share %
Americas	11.2	37	7.1	47
of which: USA	10.5	34	6.7	44
Asia Pacific	5.1	17	0.5	3
Europe, Middle East and Africa	6.8	22	1.7	11
Switzerland	7.2	24	5.9	39
Global	0.4	1	0.0	0
Total	30.6	100	15.2	100
1 The geographical allocation of Total operating income has been restated to reflect a refinement in the allocation methodology.